Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Income	$ 32,518	$ 31,928	$ 9,071
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Depreciation	40,385	40,343	40,131
Impairment charge (note 5)			13,645
Amortization of deferred financing costs (note 8)	1,386	1,250	1,101
Change in fair value of derivative instruments (note 15)	(14,302)	(9,725)	881
Amortization of intangible liability	(2,119)	(2,119)	(2,119)
Settlements of hedges which do not qualify for hedge accounting (note 15)	14,045	18,402	19,393
Share based compensation (note 16)	360	460	565
Decrease (increase) in receivables and other assets	3,836	(810)	(6,952)
(Decrease) increase in accounts payable and other liabilities	(1,772)	3,958	(823)
Unrealized foreign exchange loss (gain)	7	11	(21)
Net Cash Provided by Operating Activities	74,344	83,698	74,872
Cash Flows from Investing Activities
Settlements of hedges which do not qualify for hedge accounting (note 15)	(14,045)	(18,402)	(19,393)
Cash paid for other fixed assets	(2)		(59)
Cash paid for intangible assets	(43)		(97)
Cash paid for drydockings	(2,553)	(5,914)	(7,705)
Net Cash Used in Investing Activities	(16,643)	(24,316)	(27,254)
Cash Flows from Financing Activities
Repayments of debt	(59,310)	(57,936)	(49,157)
Issuance costs of debt		(1,115)	(1,007)
Variation in restricted cash (note 14)		3,024
Repayment of preferred shares (note 14)		(3,024)
Net Cash Used in Financing Activities	(59,310)	(59,051)	(50,164)
Net (Decrease) Increase in Cash and Cash Equivalents	(1,609)	331	(2,546)
Cash and Cash Equivalents at start of Year	26,145	25,814	28,360
Cash and Cash Equivalents at end of Year	24,536	26,145	25,814
Supplemental Information
Total interest paid	18,782	20,105	19,518
Total income tax paid	$ 78	$ 69	$ 144